Leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Leases (Details) [Line Items]
Operating lease income	¥ 2.9	¥ 2.4	¥ 2.4
Minimum [Member]
Leases (Details) [Line Items]
Lease period	1 year
Maximum [Member]
Leases (Details) [Line Items]
Lease period	3 years
Corresponding Equipment [Member]
Leases (Details) [Line Items]
Depreciation charges	¥ 2.7	¥ 2.3	¥ 2.3